Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2022
Basic and diluted net loss per share
Basic and diluted net loss per share
24	Basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the years ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to ordinary shareholders of the Company	(12,618)	(13,631)	(200,875)
Numerator for basic and diluted net loss per share	(12,618)	(13,631)	(200,875)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	39,368,436	48,187,235	50,420,225
Basic net loss per share	(0.32)	(0.28)	(3.98)
Diluted net loss per share	(0.32)	(0.28)	(3.98)

The share options, RSUs, warrants and convertible notes were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect.

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2020	2021	2022
Share options, RSUs and warrants – weighted average (thousands)	2,998	2,613	385